DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss	$ 163
Gain (loss) recognized in consolidated statements of operations	815	$ (735)	$ (961)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss	163
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ 110	(495)	1,189
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive loss
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ (705)	$ (240)	$ (2,150)